Guarantor Condensed Consolidated Financial Data	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Condensed Consolidated Financial Data

23.	GUARANTOR CONDENSED CONSOLIDATED FINANCIAL DATA

Our obligations under the Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by each current and future domestic restricted subsidiary, other than excluded subsidiaries that guarantee any indebtedness of Tronox Limited or our restricted subsidiaries. Our subsidiaries that do not guarantee the Senior Notes are referred to as the “Non-Guarantor Subsidiaries.” The Guarantor Condensed Consolidated Financial Data presented below presents the statements of operations, statements of comprehensive income, balance sheets and statements of cash flow data for: (i) Tronox Limited (the “Parent Company”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis (which is derived from Tronox historical reported financial information); (ii) the Parent Company, alone (accounting for our Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on an equity basis under which the investments are recorded by each entity owning a portion of another entity at cost, adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions and distributions, and other equity changes); (iii) the Guarantor Subsidiaries alone; and (iv) the Non-Guarantor Subsidiaries alone.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three Months Ended March 31, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$470	$(95)	$—	$312	$253
Cost of goods sold	438	(68)	—	303	203

Gross Margin	32	(27)	—	9	50
Selling, general and administrative expenses	51	(1)	5	35	12

Income (Loss) from Operations	(19)	(26)	(5)	(26)	38
Interest and debt expense	(27)	—	137	(163)	(1)
Other income (expense)	2	—	—	(6)	8
Equity in earnings of subsidiary	—	150	(150)	—	—

Income (Loss) from Continuing Operations before Income Taxes	(44)	124	(18)	(195)	45
Income tax benefit (provision)	(1)	—	(39)	51	(13)

Net Income (Loss)	(45)	124	(57)	(144)	32
Income attributable to noncontrolling interest	12	—	—	12	—

Net Income (Loss) attributable to Tronox Limited	$(57)	$124	$(57)	$(156)	$32

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Three Months Ended March 31, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$(45)	$124	$(57)	$(144)	$32
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(119)	—	—	—	(119)
Amortization of actuarial losses	1	—	—	—	1

Other comprehensive income	(118)	—	—	—	(118)

Total comprehensive income (loss)	$(163)	$124	$(57)	$(144)	$(86)

Comprehensive income attributable to noncontrolling interest:
Net income	12	—	—	12	—
Foreign currency translation adjustments	(28)	—	—	(28)	—

Comprehensive (loss) attributable to noncontrolling interest	(16)	—	—	(16)	—

Comprehensive income (loss) attributable to Tronox Limited	$(147)	$124	$(57)	$(128)	$(86)

CONDENSED CONSOLIDATED BALANCE SHEETS

March 31, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$1,375	$—	$1,190	$125	$60
Investments in subsidiaries	—	(1,445)	(772)	1,760	457
Other current assets	1,335	(9,033)	6,146	2,081	2,141
Property, plant and equipment, net	1,360	—	—	737	623
Mineral leaseholds, net	1,377	—	—	778	599
Other assets	568	—	(3)	387	184

Total Assets	$6,015	$(10,478)	$6,561	$5,868	$4,064

Liabilities and Shareholders’ Equity
Current liabilities	$380	$(1,155)	$1,236	$113	$186
Long-term debt	2,396	—	—	902	1,494
Other long-term liabilities	543	(7,803)	893	7,045	408

Total Liabilities	3,319	(8,958)	2,129	8,060	2,088
Total Equity	2,696	(1,520)	4,432	(2,192)	1,976

Total Liabilities and Equity	$6,015	$(10,478)	$6,561	$5,868	$4,064

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Three Months Ended March 31, 2013

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$(45)	$124	$(57)	$(144)	$32
Other	44	(124)	742	201	(775)

Cash provided by (used in) operating activities	(1)	—	685	57	(743)

Cash Flows from Investing Activities:
Capital expenditures	(45)	—	—	(14)	(31)

Cash used in investing activities	(45)	—	—	(14)	(31)

Cash Flows from Financing Activities
Reductions of debt	(179)	—	—	—	(179)
Proceeds from borrowings	945	—	—	—	945
Debt issuance costs	(28)	—	—	—	(28)
Dividends paid	(29)	—	(29)	—	—
Proceeds from conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	710	—	(28)	—	738

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(5)	—	—	—	(5)

Net Increase (Decrease) in Cash and Cash Equivalents	659	—	657	43	(41)
Cash and Cash Equivalents at Beginning of Period	716	—	533	82	101

Cash and Cash Equivalents at End of Period	$1,375	$—	$1,190	$125	$60

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Three Months Ended March 31, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$434	$(18)	$—	$364	$88
Cost of goods sold	277	(13)	—	233	57

Gross Margin	157	(5)	—	131	31
Selling, general and administrative expenses	44	(1)	—	41	4

Income (Loss) from Operations	113	(4)	—	90	27
Interest and debt expense	(8)	—	—	(5)	(3)
Other income (expense)	(1)	37	—	(35)	(3)
Equity in earnings of subsidiary	—	(37)	—	37	—

Income (Loss) from Continuing Operations before Income Taxes	104	(4)	—	87	21
Income tax benefit (provision)	(18)	—	—	—	(18)

Net Income (Loss)	$86	$(4)	$—	$87	$3

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Three Months Ended March 31, 2012

(Unaudited)

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income:
Net Income (Loss)	$86	$(4)	$—	$87	$3
Other Comprehensive Income:
Foreign currency translation adjustments	7	19	—	(2)	(10)
Amortization of actuarial losses	—	—	—	—	—

Other comprehensive income (loss)	7	19	—	(2)	(10)

Total comprehensive income (loss)	$93	$15	$—	$85	$(7)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Three Months Ended March 31, 2012

(Unaudited)

(Millions of dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$86	$(4)	$—	$87	$3
Other	(112)	4	—	407	(523)

Cash provided by (used in) operating activities	(26)	—	—	494	(520)

Cash Flows from Investing Activities:
Capital expenditures	(21)	—	—	(19)	(2)

Cash used in investing activities	(21)	—	—	(19)	(2)

Cash Flows from Financing Activities
Reductions of debt	(421)	—	—	(421)	—
Proceeds from borrowings	550	—	—	—	550
Debt issuance costs	(19)	—	—	—	(19)
Dividends paid	—	—	—	—	—
Proceeds from conversion of warrants	1	—	—	1	—

Cash provided by (used in) financing activities	111	—	—	(420)	531

Effects of Exchange Rate Changes on Cash and Cash Equivalents	5	—	—	—	5

Net Increase in Cash and Cash Equivalents	69	—	—	55	14
Cash and Cash Equivalents at Beginning of Period	154	—	—	104	50

Cash and Cash Equivalents at End of Period	$223	$—	$—	$159	$64

27. GUARANTOR CONDENSED CONSOLIDATED FINANCIAL DATA

Our obligations under the Senior Notes are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by each current and future domestic restricted subsidiary, other than excluded subsidiaries that guarantee any indebtedness of Tronox Limited or our restricted subsidiaries. Our subsidiaries that do not guarantee the Senior Notes are referred to as the “Non-Guarantor Subsidiaries.” The Guarantor Condensed Consolidated Financial Data presented below presents the statements of operations, statements of comprehensive income, balance sheets and statements of cash flow data for: (i) Tronox Limited (the “Parent Company”), the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis (which is derived from Tronox historical reported financial information); (ii) the Parent Company, alone (accounting for our Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on an equity basis under which the investments are recorded by each entity owning a portion of another entity at cost, adjusted for the applicable share of the subsidiary’s cumulative results of operations, capital contributions and distributions, and other equity changes); (iii) the Guarantor Subsidiaries alone; and (iv) the Non-Guarantor Subsidiaries alone.

Tronox Limited was formed on September 21, 2011 for the purpose of the Transaction. Prior to the completion of the Transaction, Tronox Limited was wholly-owned by Tronox Incorporated, and had no operating assets or operations. For purposes of the guarantor financial statements, Tronox Limited is the parent company for all periods presented, and Tronox Incorporated is included in the guarantor column for all periods presented.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,832	$(153)	$—	$1,340	$645
Cost of goods sold	1,568	(104)	—	1,057	615

Gross Margin	264	(49)	—	283	30
Selling, general and administrative expenses	239	(4)	98	115	30

Income (Loss) from Operations	25	(45)	(98)	168	—
Interest and debt expense	(65)	—	297	(356)	(6)
Other income (expense)	(7)	432	(95)	(336)	(8)
Gain on bargain purchase	1,055	—	1,055	—	—
Equity in earnings of subsidiary	—	1,142	(1,144)	2	—

Income (Loss) from Continuing Operations before Income Taxes	1,008	1,529	15	(522)	(14)
Income tax benefit (provision)	125	—	(60)	139	46

Net Income (Loss)	1,133	1,529	(45)	(383)	32
Net loss attributable to noncontrolling interest	1	—	—	1	—

Net Income (Loss) attributable to Tronox Limited	$1,134	$1,529	$(45)	$(382)	$32

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$1,133	$1,529	$(45)	$(383)	$32
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	10	18	—	(2)	(6)
Amortization of actuarial losses	(48)	—	—	(47)	(1)

Other comprehensive income (loss)	(38)	18	—	(49)	(7)

Total comprehensive income (loss)	$1,095	$1,547	$(45)	$(432)	$25

Comprehensive income attributable to noncontrolling interest:
Net loss	1	—	—	1	—
Foreign currency translation adjustments	(1)	—	—	(1)	—

Comprehensive income attributable to noncontrolling interest	—	—	—	—	—

Comprehensive income (loss) attributable to Tronox Limited	$1,095	$1,547	$(45)	$(432)	$25

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$716	$—	$533	$82	$101
Investment in subsidiaries	—	(1,595)	(622)	1,760	457
Other current assets	1,457	(8,300)	6,047	2,181	1,529
Property, plant and equipment, net	1,423	—	—	747	676
Mineral leaseholds, net	1,439	—	—	796	643
Other assets	476	—	(3)	401	78

Total Assets	$5,511	$(9,895)	$5,955	$5,967	$3,484

Liabilities and Shareholders’ Equity
Current liabilities	$467	$(539)	$560	$133	$313
Long-term debt	1,605	—	—	902	703
Other long-term liabilities	557	(7,709)	882	6,978	406

Total Liabilities	2,629	(8,248)	1,442	8,013	1,422
Total Equity	2,882	(1,647)	4,513	(2,046)	2,062

Total Liabilities and Equity	$5,511	$(9,895)	$5,955	$5,967	$3,484

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2012

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$1,133	$1,529	$(45)	$(383)	$32
Gain on bargain purchase	(1,055)	—	(1,055)	—	—
Other	40	(1,529)	2,098	(18)	(511)

Cash provided by (used in) operating activities	118	—	998	(401)	(479)

Cash Flows from Investing Activities:
Capital expenditures	(166)	—	—	(89)	(77)
Cash paid in acquisition of mineral sands business	(1)	—	(1)	—	—
Cash received in acquisition of mineral sands business	115	—	115	—	—

Cash provided by (used in) investing activities	(52)	—	114	(89)	(77)

Cash Flows from Financing Activities
Reductions of debt	(585)	—	—	(481)	(104)
Proceeds from borrowings	1,707	—	—	960	747
Debt issuance costs	(38)	—	—	(19)	(19)
Merger consideration	(193)	—	(193)	—	—
Class A ordinary shares repurchases	(326)	—	(326)	—	—
Shares purchased for the Employee Participation Plan	(15)	—	—	—	(15)
Paid dividends	(61)	—	(61)	—	—
Proceeds from conversion of warrants	1	—	1	—	—

Cash provided by (used in) financing activities	490	—	(579)	460	609

Effects of Exchange Rate Changes on Cash and Cash Equivalents	6	—	—	8	(2)

Net Increase (Decrease) in Cash and Cash Equivalents	562	—	533	(22)	51
Cash and Cash Equivalents at Beginning of Period	154	—	—	104	50

Cash and Cash Equivalents at End of Period	$716	$—	$533	$82	$101

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,543	$9	$—	$1,207	$327
Cost of goods sold	1,104	22	—	856	226

Gross Margin	439	(13)	—	351	101
Selling, general and administrative expenses	152	(3)	—	142	13
Litigation/arbitration settlement	(10)	—	—	(10)	—
Provision for environmental remediation and restoration, net of reimbursements	(5)	—	—	(5)	—

Income (Loss) from Operations	302	(10)	—	224	88
Interest and debt expense	(30)	—	—	(20)	(10)
Other income (expense)	(10)	31	—	(35)	(6)
Equity in earnings of subsidiary	—	(72)	—	72	—

Income (Loss) from Continuing Operations before Income Taxes	262	(51)	—	241	72
Income tax benefit (provision)	(20)	—	—	6	(26)

Income (Loss) from Continuing Operations	$242	$(51)	$—	$247	$46

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$242	$(51)	$—	$247	$46
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(6)	—	—	(130)	124
Amortization of actuarial losses	(51)	—	—	(37)	(14)

Other comprehensive income (loss)	(57)	—	—	(167)	110

Total comprehensive income (loss)	$185	$(51)	$—	$80	$156

CONDENSED CONSOLIDATED BALANCE SHEETS

December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	$154	$—	$—	$104	$50
Investment in subsidiaries	—	(1,027)	—	570	457
Other current assets	615	(629)	—	918	326
Property, plant and equipment, net	504	—	—	450	54
Mineral leaseholds, net	38	—	—	38	—
Other assets	346	—	—	336	10

Total Assets	$1,657	$(1,656)	$—	$2,416	$897

Liabilities and Shareholders’ Equity
Current liabilities	$281	$(47)	$—	$267	$61
Long-term debt	421	—	—	421	—
Other long-term liabilities	203	(574)	—	211	566

Total Liabilities	905	(621)	—	899	627
Total Shareholders’ Equity	752	(1,035)	—	1,517	270

Total Liabilities and Equity	$1,657	$(1,656)	$—	$2,416	$897

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Eleven Months Ended December 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$242	$(51)	$—	$247	$46
Other	21	51	—	(36)	6

Cash provided by operating activities	263	—	—	211	52

Cash Flows from Investing Activities:
Capital expenditures	(133)	—	—	(125)	(8)
Proceeds from the sale of assets	1	—	—	1	—

Cash used in investing activities	(132)	—	—	(124)	(8)

Cash Flows from Financing Activities
Reductions of debt	(45)	—	—	(45)	—
Proceeds from borrowings	14	—	—	14	—
Debt issuance costs and commitment fees	(5)	—	—	(5)	—
Proceeds from conversion of warrants	1	—	—	1	—

Cash used in financing activities	(35)	—	—	(35)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(3)	—	—	—	(3)

Net Increase in Cash and Cash Equivalents	93	—	—	52	41
Cash and Cash Equivalents at Beginning of Period	61	—	—	52	9

Cash and Cash Equivalents at End of Period	$154	$—	$—	$104	$50

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$108	$(23)	$—	$111	$20
Cost of goods sold	83	(22)	—	89	16

Gross Margin	25	(1)	—	22	4
Selling, general and administrative expenses	5	(1)	—	5	1

Income from Operations	20	—	—	17	3
Interest and debt expense	(3)	—	—	(3)	—
Other income (expense)	615	2	—	550	63
Equity in earnings of subsidiary	—	(63)	—	63	—

Income (Loss) from Continuing Operations before Income Taxes	632	(61)	—	627	66
Income tax provision	(1)	—	—	(1)	—

Net Income (Loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$631	$(61)	$—	$626	$66
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	1	—	—	—	1
Amortization of prior service cost	(1)	—	—	—	(1)

Other comprehensive income	—	—	—	—	—

Total comprehensive income (loss)	$631	$(61)	$—	$626	$66

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

One Month Ended January 31, 2011

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$631	$(61)	$—	$626	$66
Reorganization items	(954)	—	—	(954)	—
Other	40	61	—	61	(82)

Cash used in operating activities	(283)	—	—	(267)	(16)

Cash Flows from Investing Activities:
Capital expenditures	(6)	—	—	(6)	—

Cash used in investing activities	(6)	—	—	(6)	—

Cash Flows from Financing Activities
Proceeds from borrowings	25	—	—	25	—
Debt issuance costs and commitment fees	(2)	—	—	(2)	—
Proceeds from rights offering	185	—	—	185	—

Cash provided by financing activities	208	—	—	208	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	—	—	—	—	—

Net Decrease in Cash and Cash Equivalents	(81)	—	—	(65)	(16)
Cash and Cash Equivalents at Beginning of Period	142	—	—	117	25

Cash and Cash Equivalents at End of Period	$61	$—	$—	$52	$9

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Sales	$1,218	$(299)	$—	$1,240	$277
Cost of goods sold	996	(289)	—	1,047	238

Gross Margin	222	(10)	—	193	39
Selling, general and administrative expenses	59	(9)	—	56	12
Provision for environmental remediation and restoration, net of reimbursements	(47)	—	—	(47)	—

Income (Loss) from Operations	210	(1)	—	184	27
Interest and debt expense	(50)	—	—	(38)	(12)
Other income (expense)	(153)	121	—	(159)	(115)
Equity in earnings of subsidiary	—	114	—	(114)	—

Income (Loss) from Continuing Operations before Income Taxes	7	234	—	(127)	(100)
Income tax benefit (provision)	(2)	(1)	—	6	(7)

Income (Loss) from Continuing Operations	5	233	—	(121)	(107)
Income from discontinued operations	1	—	—	1	—

Net Income (Loss)	$6	$233	$—	$(120)	$(107)

CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Net Income (Loss):
Net Income (Loss)	$6	$233	$—	$(120)	$(107)
Other Comprehensive Loss:
Foreign currency translation adjustments	(10)	—	—	(3)	(7)
Retirement and postretirement plans adjustments	(13)	—	—	(9)	(4)

Other comprehensive loss	(23)	—	—	(12)	(11)

Total comprehensive income (loss)	$(17)	$233	$—	$(132)	$(118)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

Year Ended December 31, 2010

(Millions of U.S. dollars)

	Consolidated	Eliminations	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Cash Flows from Operating Activities
Net income (loss)	$6	$233	$—	$(120)	$(107)
Other	71	(233)	—	185	119

Cash provided by operating activities	77	—	—	65	12

Cash Flows from Investing Activities:
Capital expenditures	(45)	—	—	(38)	(7)

Cash used in investing activities	(45)	—	—	(38)	(7)

Cash Flows from Financing Activities
Reductions of debt	(425)	—	—	(425)	—
Proceeds from borrowings	425	—	—	425	—
Debt issuance costs	(15)	—	—	(15)	—
Fees related to rights offering and other related debt costs	(17)	—	—	(17)	—

Cash used in financing activities	(32)	—	—	(32)	—

Effects of Exchange Rate Changes on Cash and Cash Equivalents	(1)	—	—	(1)	—

Net Increase (Decrease) in Cash and Cash Equivalents	(1)	—	—	(6)	5
Cash and Cash Equivalents at Beginning of Period	143	—	—	123	20

Cash and Cash Equivalents at End of Period	$142	$—	$—	$117	$25